Investment Strategy - Harbor Alpha Layering ETF	Jul. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in two complementary investment strategies. The Fund’s subadvisor, PanAgora Asset Management, Inc., (“PanAgora” or the “Subadvisor”), employs a quantitative approach that “layers” an active, trend-following managed futures strategy on top of a passive position that is intended to replicate the returns of the S&P 500 Index (the “Index”). One dollar invested in the Fund provides a total exposure of approximately one dollar and fifty cents (150% total exposure), which is allocated 75% to the long passive U.S. equity strategy and 75% to the managed futures strategy. The Fund achieves its 150% total exposure by using leverage in the form of futures and forward contracts. Futures contracts and forward contracts result in leverage because they allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result of the Fund’s strategies, the Fund may have highly leveraged exposure to one or more asset classes at times, resulting in gross exposure (long plus short) significantly in excess of 150% total exposure. The Fund’s two strategies are not designed to have any target correlation to each other (positive or negative). Each strategy is discussed in more detail below.The Fund’s long passive U.S. equity strategy seeks to provide returns similar to those of the Index primarily through the use of futures contracts. The Index is comprised of the 500 leading companies listed on stock exchanges in the U.S. (i.e., large-cap common stock of U.S. issuers). The Fund may also make direct investments in the Index constituents and in other investment companies. Under normal circumstances, the Fund’s exposure to the long passive U.S. equity strategy will represent approximately 75% of the Fund’s total assets. The Fund’s managed futures strategy is a trend-following strategy utilizing quantitative techniques to gain exposure across global equities, fixed income, currencies and commodities markets. A trend-following strategy is one that seeks to identify and profit from price trends (i.e., by buying when prices are rising and selling or shorting when prices are declining). Trend-following strategies have the potential to perform well during trending markets, persistently volatile markets and/or during periods of market stress; however, they may experience flat or negative performance during periods in which no major price trends develop or when markets exhibit short-term volatility. The Fund achieves long and short exposure to these asset classes through investment in futures and forward contracts, either directly or indirectly through investment in the Subsidiary (as described below). There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Subadvisor to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The managed futures strategy is not intended to provide returns similar to those of the Index. Under normal circumstances, the Fund’s exposure to the managed futures strategy will represent approximately 75% of the Fund’s total assets.Positions within the managed futures strategy are based on proprietary signals that aim to go “long” markets with positive trends and “short” markets with falling trends. Positions are determined by the recent, past return behavior of investments across these asset classes. If a particular market or asset class is experiencing prices increasing over the recent past, trend-following strategies will adopt or maintain a long position in that market or asset class. However, if a market or asset class is experiencing prices declining over the recent past, trend-following strategies will adopt or maintain a short position in that market or asset class. The Subadvisor employs a proprietary framework using quantitative models that seek to identify these trends and allocate a weight to each market or asset class represented in the portfolio that will guide the long and short positioning. Each position size within the strategy is determined based on its historical volatilities and correlations.The Fund will invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly-owned and controlled subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. The Subsidiary has the same investment objective and will follow the same investment policies and restrictions as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (e.g., commodity futures). Except as noted, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Subsidiary is advised by Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”) and subadvised by the Subadvisor.The Fund will frequently “roll-over” futures contracts, i.e., replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will typically have a high portfolio turnover rate.The Fund (and the Subsidiary, as applicable) will also hold U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Advisor or Subadvisor determines) to serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures and forward contracts, or otherwise to provide liquidity. The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.